LOANS - Interest income by portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total interest income	$ 18,947,029	$ 18,491,167	$ 17,390,615
Commercial lending portfolio
Disclosure of financial assets [line items]
Total interest income	7,631,416	7,533,115	7,337,218
Loans to consumers
Disclosure of financial assets [line items]
Total interest income	9,319,044	8,935,803	8,280,113
Mortgages
Disclosure of financial assets [line items]
Total interest income	1,862,105	1,658,115	1,442,638
Microcredit
Disclosure of financial assets [line items]
Total interest income	95,679	106,062	108,472
Repos, interbank loans portfolio
Disclosure of financial assets [line items]
Total interest income	$ 38,785	$ 258,072	$ 222,174